Expense Example	Jun. 17, 2025 USD ($)
Defiance Daily Target 2X Long OKLO ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Long QBTS ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Defiance Daily Target 2X Short RGTI ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Defiance Daily Target 2X Short QBTS ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	$ 409